Segment Information - Disclosure of reconciliations of Adjusted EBITDA to net income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Adjusted EBITDA	$ 551,961	$ 599,323	$ 673,199
Depreciation and amortization	(313,120)	(316,317)	(358,474)
Interest expense	206,176	192,723	205,667
Interest income	91	2,770	5,111
Expenses and gains (losses) relating to equity-accounted investments	(70,818)	(65,431)	(64,526)
Impairment expense, net	(116,420)	(268,612)	(187,680)
Gain (loss) on dispositions, net	10,502	3,411	12,548
Realized and unrealized gain (loss) on derivative instruments	15,732	(95,189)	(29,628)
Foreign currency exchange gain (loss)	(825)	(7,861)	2,193
Gain (loss) on modification of financial liabilities, net	(45,920)	0	(8,332)
Other income (expenses), net	48,323	(10,472)	(1,345)
Adjusted EBITDA attributable to non-controlling interests	(171)	10,677	11,361
Income (loss) before income tax (expense) benefit	(126,841)	(340,424)	(151,240)
Current	(4,603)	(6,543)	(4,666)
Deferred	(5,006)	804	(3,161)
Net income (loss)	(136,450)	(346,163)	(159,067)
Corporate/Eliminations
Disclosure of operating segments [line items]
Adjusted EBITDA	(4,815)	1,095	(2,481)
Interest expense	(91,900)	(70,700)	(69,100)
Adjusted EBITDA attributable to non-controlling interests	0	0	0
FPSO Segment
Disclosure of operating segments [line items]
Depreciation and amortization	(92,200)	(93,700)	(109,900)
Interest expense	24,400	35,700	48,100
Impairment expense, net	(116,400)	(156,700)	(136,600)
Gain (loss) on dispositions, net		(100)
Shuttle Tanker Segment
Disclosure of operating segments [line items]
Depreciation and amortization	(172,700)	(162,900)	(184,100)
Interest expense	81,600	71,200	66,900
Impairment expense, net		(35,300)	(15,300)
Gain (loss) on dispositions, net	3,600	(1,900)	1,300
FSO Segment
Disclosure of operating segments [line items]
Depreciation and amortization	(25,200)	(38,000)	(43,300)
Interest expense	2,400	6,700	8,600
Impairment expense, net		(53,700)
Gain (loss) on dispositions, net	6,900	5,400	11,200
UMS Segment
Disclosure of operating segments [line items]
Depreciation and amortization	(2,300)	(2,300)	(3,400)
Interest expense	700	1,200	2,200
Impairment expense, net			(35,700)
Towage Segment
Disclosure of operating segments [line items]
Depreciation and amortization	(17,800)	(17,900)	(17,800)
Interest expense	$ 5,200	7,200	$ 10,800
Impairment expense, net		$ (22,900)